Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities [Abstract]
Schedule of subsidiaries, VIEs and subsidiaries of VIEs
			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix FM Limited	Cayman Islands	August 29, 2013	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Technical consulting
Phoenix FM (Hong Kong) Company Limited	Hong Kong	October 24, 2013	100%	Investment holding
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising, MVAS, and games and others
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	MVAS
Direct subsidiaries of Tianying Jiuzhou:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Jirong Wenhua Culture Communication Co., Ltd. (“Jirong Wenhua”)	PRC	June 1, 2012	100%	Publishing
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Fenghuang Tianbo”)	PRC	May 31, 2013	51%	Advertising
Beijing Tianying Chuangzhan Culture Communication Co., Ltd. (“Tianying Chuangzhan”)	PRC	July 29, 2013	100%	Advertising

Schedule of consolidated financial information of Group's VIEs
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Current assets	613,359	1,132,220	187,029
Non-current assets	50,442	43,736	7,225
Total assets	663,801	1,175,956	194,254
Accounts payable	150,367	217,556	35,938
Amounts due to related parties	2,167	509	84
Amounts due to inter-company entities	314,966	676,275	111,713
Advances from customers	5,335	10,519	1,738
Taxes payable	29,605	15,631	2,582
Salary and welfare payable	49,199	87,293	14,420
Accrued expenses and other current liabilities	32,479	50,389	8,323
Current liabilities	584,118	1,058,172	174,798
Long-term liabilities	7,996	12,231	2,020
Total liabilities	592,114	1,070,403	176,818

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Revenues	939,954	1,105,053	1,418,693	234,351
Net (loss)/income	(6,757)	16,359	14,851	2,453

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net cash provided by operating activities	46,032	118,870	406,898	67,215
Net cash used in investing activities	(16,144)	(29,578)	(8,202)	(1,355)
Net cash used in financing activities	(4,066)	—	—	—